Share capital, reserves and retained earnings	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Share capital, reserves and retained earnings
18	Share capital, reserves and retained earnings

As at December 31, 2020, 2019 and 2018 the equity attributable to owners of the Company is analysed as follows:

	31/12/20	31/12/19	31/12/18
Share capital	54,853	54,853	54,853
Reserves	13,043	17,147	17,198
Retained earnings	6,448	31,126	64,496
Total	74,344	103,126	136,547

As at December 31, 2020 and 2019, the Company’s share capital, which is totally authorized and issued, is composed of 54,853,045 ordinary shares with par value of Euro 1 each, for a total of 54,853.

Ordinary shareholders have the right to receive dividends, as approved by shareholders’ meetings, and to express one vote per each share owned.

Share capital is owned, as at December 31, 2020, 2019 and 2018, as follows:

	31/12/20	31/12/19	31/12/18
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

An analysis of “Reserves” is as follows:

	31/12/20	31/12/19	31/12/18
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	1,954	5,846	5,282
Remeasurement of defined benefit plan	(370)	(158)	457
Total	13,043	17,147	17,198

The “Legal reserve” is connected to the requirements of the Italian law, which provide that 5% of net income of the Parent Company is retained as a legal reserve, until such reserve is 20% of the issued share capital. The legal reserve may be utilized to offset losses; any portion which exceeds 20% of the issued share capital is distributable as dividends. The legal reserve totaled 10,971 as at December 31, 2020, 2019 and 2018.

The “Majority shareholder capital contribution” is one of the Parent Company’s reserves, which is restricted for capital grants received.

The “Foreign operations translation reserve” relates to the translation of foreign subsidiaries’ financial statements for those subsidiaries which have assessed their functional currency being different from Euro.

The “remeasurement of defined benefit plan” refers to the calculation of the present value of the employees’ leaving entitlement at each reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. In particular, such actuarial gains or losses are reported in OCI (see note 4 (q)).

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial gains on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

Year ended December 31, 2019

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	475	—	475
Share of OCI of equity-method investees	111	—	111
Actuarial losses on employees’ leaving entitlement	—	(615)	(615)
Total	586	(615)	(29)

Year ended December 31, 2018

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	497	—	497
Share of OCI of equity-method investees	(246)	—	(246)
Actuarial gains on employees’ leaving entitlement	—	573	573
Total	251	573	824

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Management monitors the return on capital, as well as the level of dividends to ordinary shareholders.

The Group monitors capital using a ratio of “net debt” to “equity”. Net debt is calculated as total liabilities (as shown in the consolidated statement of financial position) less cash and cash equivalents. Equity comprises all components of equity. As at December 31, 2020, the Group’s policy is to keep the ratio below 3.20.

The Group’s net debt to equity ratio as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Total liabilities	280,636	264,576
Less cash and cash equivalents	(48,187)	(39,799)
Net debt (a)	232,449	224,777
Total equity (b)	75,364	104,818
Net debt to equity ratio (a/b)	3.08	2.14